GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Jun. 24, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended June 24, 2015 and June 25, 2014 are as follows (in thousands):

	2015	2014
Balance at beginning of year:
Goodwill	$196,268	$204,937
Accumulated impairment losses(a)	(62,834)	(62,834)
	133,434	142,103
Changes in goodwill:
Adjustments(b)	0	(8,387)
Foreign currency translation adjustment	(1,053)	(282)

Balance at end of year:
Goodwill	195,215	196,268
Accumulated impairment losses	(62,834)	(62,834)
	$132,381	$133,434
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(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	The valuation of assets and liabilities related to the acquired Canadian restaurants was finalized during fiscal 2014 resulting in an adjustment of approximately $8.4 million to goodwill.

Schedule of Intangible Assets
Intangible assets, net for the fiscal years ended June 24, 2015 and June 25, 2014 are as follows (in thousands):

	2015			2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Reacquired franchise rights (a)	$7,423	$(1,625)	$5,798	$9,107	$(1,121)	$7,986
Other	804	(358)	446	872	(292)	580
	$8,227	$(1,983)	$6,244	$9,979	$(1,413)	$8,566

Indefinite-lived intangible assets
Liquor licenses	$10,398			$10,275